Supplement dated August 5, 2005, to the Statement of Additional
                              Information - Part II
    for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor
      Funds Trust III and IXIS Advisor Funds Trust IV dated May 1, 2005, as may supplemented from time to time


                          Hansberger International Fund

The  following  information  is added to the  sub-section  "Portfolio  Managers'
Management  of  Other  Accounts"  within  the  section   "Portfolio   Management
Information" with respect to the Hansberger International Fund:

The following table provides information relating to other accounts managed by Trevor Graham as of December 31, 2004.

---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
                              Registered Investment Companies   Other Pooled Investment Vehicles            Other Accounts
---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
                                              Advisory fee is                      Advisory fee                       Advisory fee
                             Other Accounts       based on       Other Accounts     is based on     Other Accounts     is based on
                                 Managed        performance         Managed         performance        Managed         performance
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Name of Portfolio Manager    # of     Total   # of      Total   # of      Total   # of     Total   # of      Total   # of     Total
(Firm)                       Accts   Assets    Accts   Assets    Accts   Assets   Accts   Assets   Accts    Assets   Accts   Assets
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Trevor Graham (Hansberger)   5       $232.2   0        0        1        $565.5   0       0        4        $218.7   0       0
                                     mil                                 mil                                mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------


The following information is added to the sub-section "Portfolio Managers' Ownership of Fund Shares" within the section "Portfolio Management Information" with respect to the Hansberger International Fund:

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Trevor Graham as of December 31, 2004:

Name of Portfolio Manager   Fund(s) Managed   Dollar Range of Equity Securities
                                              Invested
Trevor Graham               Hansberger
                            International Fund                   A

* A. None                        E. $100,001 - $500,000
  B. $1 - 10,000                 F. $500,001 - $1,000,000
  C. $10,001 - $50,000           G. over $1,000,000
  D. $50,001 - $100,000


                                                                      SP272-0805